ALLIANCE HIGH YIELD FUND

ANNUAL REPORT
AUGUST 31, 1998

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                                 ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

October 26, 1998

Dear Shareholder:

This annual report contains investment results and market commentary for the period ended August 31, 1998.

INVESTMENT RESULTS
The recent market environment has been difficult for high yield fixed income securities. The slowing of the U.S. economy and forced selling by highly leveraged hedge funds has caused corporate bond spreads to widen dramatically versus Treasuries. This "flight to quality" has left inventories of high yield bonds "high on the street" during the six-month period ended August 31, 1998 and ultimately resulted in a negative total return for the market of -4.48% as measured by the First Boston High Yield Index. Your Fund is focused primarily on the "B-rated" area of the market, as we believe it offers the greatest total return potential versus other areas of the high yield market. Unfortunately, this "B-rated" area has been the area of the high yield market most affected over the short-term. As a result, your Fund has moderately underperformed its benchmark giving back -5.33% over the last six months.

During the 12-month period ended August 31, 1998, our strategy has indeed paid off, as we maintained a "B-rated" profile in the Fund and had excellent credit selection. The result has been a significant outperformance by the Fund of 6.42% over its benchmark which returned 1.45%. This "B-rated" profile is a strategy we have used over the years and is one we continue to employ in today's market. We believe that after the recent turmoil begins to fade, investors will start focusing on the attractive spread levels reached in the high yield market, and we will be poised to take advantage of that interest.


INVESTMENT RESULTS*
Period ended August 31, 1998

                                       TOTAL RETURNS
                                   6 MONTHS      12 MONTHS
                                   --------      ---------
ALLIANCE HIGH YIELD FUND
  Class A                           -5.33%         6.42%
  Class B                           -5.70%         5.69%
  Class C                           -5.70%         5.69%

FIRST BOSTON HIGH YIELD INDEX       -4.48%         1.45%


* THE FUND'S INVESTMENT RESULTS ARE CUMULATIVE TOTAL RETURNS FOR THE PERIOD AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF AUGUST 31, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES CHARGED TO THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE FIRST BOSTON HIGH YIELD INDEX IS AN UNMANAGED, TRADER PRICED PORTFOLIO CONSTRUCTED TO MIRROR THE HIGH YIELD DEBT MARKET. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDEX.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


ECONOMIC REVIEW
Recently, well-publicized events in Asia, Russia and the emerging markets have created a ripple effect that has spilled over into the domestic equity and high yield markets. As investors grew increasingly skittish about the equity market and the emerging market sector, they sold not only their emerging market holdings, but anything else with credit exposure, including U.S. high yield debt and even domestic investment grade corporate debt.

The slowdown in global growth has caused U.S. investors to question corporate profits. This has increased volatility and pushed down prices in the equity markets. As a result, prices in the high yield sector were further depressed. In light of this negative confluence of events, the case can and should be made for the high yield sector.

MARKET OUTLOOK
In spite of the recent market turmoil, our outlook for the high yield sector continues to be constructive. The U.S. economy remains fundamentally strong. Although some of the economy's statistics have retreated somewhat, moderate growth should continue, inflation is low and consumer spending remains strong. Volatility should remain elevated over the short-term as the markets grapple with the effects of the crisis in the emerging markets. In addition, the ongoing de-leveraging in the market, particularly from hedge funds, may keep downward pressure


1


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

on the high yield sector over the near-term. However, once these factors unwind themselves, and as some stability returns to the equity markets, we expect investors to re-evaluate the high yield sector and find compelling reasons to invest.

PORTFOLIO STRATEGY
We are finding good value in the market as high yield spreads (to Treasuries), which were near record lows early this year, have widened back out to levels not seen since the early 1990s. Spreads are now approaching 600-650 basis points for single "B" credits as compared to 400-450 basis points just two months ago. We continue to emphasize the industrial and communications sectors but have scaled back exposure to cyclicals. Default levels, which have been at historic lows, may begin to show a modest uptick. Therefore, we have reduced our exposure to lower rated securities (CCC and below--less than 5% of the portfolio as of August 31, 1998). We find the most attractive opportunities in the "B-rated" segment of the market which has experienced the most dramatic spread widening in the recent sell-off. Cash remains approximately 10% of the portfolio, as we become more selective putting new money to work. We will continue to emphasize a fundamental, bottom up approach to analyzing individual issues, and we believe that security selection will remain critical in the future.

SECTOR DIVERSIFICATION
Alliance High Yield Fund's portfolio continues to offer broad diversification. As of August 31, 1998 the Fund's portfolio included holdings from 27 different industries, including its largest weighting of 16.2% in the communications sector. The Fund's top 10 sectors for the period ended August 31, 1998 are illustrated in the next column. A more complete listing of all of the Fund's holdings can be found in the Portfolio of Investments beginning on page 5.


SECTOR DIVERSIFICATION

BUSINESS SERVICES 4.4%
CABLE 3.6%
COMMUNICATIONS 16.2%
CONSUMER MANUFACTURING 7.7%
ENERGY 5.6%
FOOD/BEV/TOBACCO 3.7%
INDUSTRIAL 4.1%
LEISURE/ENTERTAINMENT 3.7%
MEDIA 3.7%
METAL/MINERAL 4.4%
OTHER 42.9%


Thank you for your continued investment in Alliance High Yield Fund. We look forward to reporting the Fund's investment results in upcoming periods.

Sincerely,


John D. Carifa
Chairman and President


Nelson Jantzen
Senior Vice President


Wayne Tappe
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES                      ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

Alliance High Yield Fund is a diversified, open-end fund which seeks high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Fund will pursue this objective by investing primarily in a diversified mix of high yield, below investment-grade fixed income securities involving greater volatility of price and risk of loss of principal and income than higher-quality fixed income securities.


INVESTMENT RESULTS
_______________________________________________________________________________

NAV AND SEC TOTAL RETURNS AS OF AUGUST 31, 1998

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       6.42%          1.86%
Since Inception*              14.64%         11.06%
SEC Yield**                   10.04%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       5.69%          1.84%
Since Inception*              13.88%         11.77%
SEC Yield**                    9.74%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       5.69%          4.73%
Since Inception*              13.88%         13.88%
SEC Yield**                    9.74%


SEC TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (JUNE 30, 1998)

                              CLASS A        CLASS B        CLASS C
                              -------        -------        -------
One Year                       15.02%         15.31%         18.31%
Since Inception***             21.91%         23.13%         25.55%


The Fund's investment results represent total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (4% year 1; 3% year 2; 2% year 3; 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1-year 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 4/22/97 for all share classes.

**   SEC Yields are based on SEC guidelines and are calculated on 30 days ended
August 31, 1998.

***  Not annualized.


3


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

ALLIANCE HIGH YIELD FUND
GROWTH OF A $10,000 INVESTMENT
4/30/97* TO 8/31/98

$12,000
$11,000
$10,000
$9,000

HIGH YIELD FUND CLASS A: $11,507
FIRST BOSTON HIGH YIELD INDEX: $10,770

4/30/97     8/31/97     8/31/98

This chart illustrates the total value of an assumed $10,000 investment in Alliance High Yield Fund Class A shares (from 4/30/97 to 8/31/98) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The First Boston High Yield Index includes 26 industry sectors and represents the daily behavior of the high yield markets.

When comparing Alliance High Yield Fund to the index shown above, you should note that no charges or expenses are reflected in the performance of the index.

Alliance High Yield Fund
First Boston High Yield Index


*    Month-end nearest to Fund's inception date of 4/22/97.


4


PORTFOLIO OF INVESTMENTS
AUGUST 31, 1998                                        ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________
                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS-82.5%
AEROSPACE & DEFENSE-1.0%
Pacific Aerospace &
  Electronics, Inc.
  11.25%, 8/01/05 (a)                           $ 4,000    $   3,820,000

AIRLINES-2.3%
Aircraft Service
  International Group, Inc.
  11.00%, 8/15/05 (a)                             3,500        3,395,000
Canadian Airlines Corp.
  10.00%, 5/01/05                                 2,200        2,090,000
Trans World Airlines, Inc.
  11.375%, 3/01/06 (a)                            2,000        1,910,000
  11.50%, 12/15/04                                1,000        1,015,000
                                                             ------------
                                                               8,410,000

APPAREL-0.5%
Norton McNaughton, Inc.
  12.50%, 6/01/05 (a)                             2,000        1,890,000

BUILDING/REAL ESTATE-0.7%
LNR Property Corp.
  9.375%, 3/15/08 (a)                             2,000        1,790,000
Reliant Building
  Products, Inc.
  Series B
  10.875%, 5/01/04                                1,000          935,000
                                                             ------------
                                                               2,725,000

BUSINESS SERVICES-4.3%
ATC Group Services, Inc.
  12.00%, 1/15/08                                 2,000        1,770,000
Dialog Corp. Plc.
  Series A
  11.00%, 11/15/07                                2,000        2,110,000
Employee Solutions, Inc.
  Series B
  10.00%, 10/15/04                                2,000        1,880,000
Geologistics Corp.
  9.75%, 10/15/07                                 1,000          915,000
MSX International, Inc.
  11.375%, 1/15/08                                2,000        1,950,000
TM Group Holdings Plc.
  11.00%, 5/15/08 (a)                             5,000        4,962,500
T/SF Communications
  Corp.
  Series B
  10.375%, 11/01/07                               2,000        1,960,000
                                                             ------------
                                                              15,547,500

CABLE-3.6%
EchoStar DBS Corp.
  12.50%, 7/01/02                                 2,000        2,030,000
Knology Holdings, Inc.
  11.875%, 10/15/07 (b)                           1,500          765,000
  Warrants, expiring 10/15/02 (c)                 1,500            6,000
Optel, Inc.
  11.50%, 7/01/08 (a)                             4,000        3,820,000
Optel, Inc.
  Series B
  13.00%, 2/15/05 (d)                             2,000        2,010,000
TRICOM, SA
  11.375%, 9/01/04                                2,000        1,615,000
United International
  Holdings, Inc.
  Series B
  10.75%, 2/15/08 (b)                             5,000        2,725,000
                                                             ------------
                                                              12,971,000

CHEMICALS-3.3%
Aqua Chemical, Inc.
  11.25%, 7/01/08 (a)                             5,000        4,850,000
Brunner Mond Group Plc.
  11.00%, 7/15/08 (a)                             4,000        3,620,000
Climachem, Inc.
  Series B
  10.75%, 12/01/07                                2,000        1,960,000
Trans-Resources, Inc.
  Series B
  10.75%, 3/15/08                                 1,500        1,477,500
                                                             ------------
                                                              11,907,500


5


PORTFOLIO OF INVESTMENTS (CONTINUED)                   ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
COMMUNICATIONS-15.5%
American Communications
  Lines LLC/ACL
  10.25%, 6/30/08 (a)                           $ 3,000    $   2,917,500
American Mobile Satellite
  Warrants, expiring 4/01/08 (c)                  5,000           35,000
AMSC Acquisition Co. Inc.
  Series B
  12.25%, 4/01/08                                 5,000        3,375,000
CapRock Communications
  Corp.
  12.00%, 7/15/08 (a)                             1,500        1,462,500
Cellco Finance NV
  15.00%, 8/01/05 (a)                             3,000        2,257,500
Dobson Wireline Co.
  12.25%, 6/15/08 (a)                             4,000        3,720,000
DTI Holdings, Inc.
  12.50%, 3/01/08 (a)(b)                          3,000        1,275,000
  Warrants, expiring 3/01/08 (c)                 15,000            6,270
Econophone, Inc.
  11.00%, 2/15/08 (b)                             5,000        2,662,500
Exodus Communications,
  Inc.
  11.25%, 7/01/08 (a)                             3,000        2,865,000
Firstworld
  Communications, Inc.
  13.00%, 4/15/08 (b)(e)                          3,250          991,250
ICO Global
  Communications
  Holdings, Ltd.
  15.00%, 8/01/05 (f)                             5,000        4,600,000
InterAmericas
  Communications Corp.
  14.00%, 10/27/07 (a)(g)                         1,500        1,417,500
Ionica Group Plc.
  13.50%, 8/15/06                                 2,000          710,000
  15.00%, 5/01/07 (b)(h)                          4,000          220,000
Level 3 Communications,
  Inc.
  9.125%, 5/01/08                                 2,500        2,237,500
Long Distance International,
  Inc.
  12.25%, 4/15/08 (a)(i)                          2,000        1,920,000
Metronet Communications
  Warrants, expiring 8/15/07 (c)                  1,500            4,500
Northeast Optical Network,
  Inc.
  12.75%, 8/15/08                                 4,000        3,800,000
Onepoint Communications
  Corp.
  14.50%, 6/01/08 (a)(j)                          2,000        1,670,000
Pathnet, Inc.
  12.25%, 4/15/08 (a)(e)                          2,000        1,810,000
Price Communications
  Cellular Holdings, Inc.
  11.25%, 8/15/08 (k)                             4,000        3,580,000
Primus Telecommunications
  Warrants, expiring 8/01/04 (c)                  1,000              500
Startec Global
  Communications Corp.
  12.00%, 5/15/08 (a)(l)                          3,000        2,685,000
US Xchange LLC
  15.00%, 7/01/08 (a)                             4,000        4,000,000
Versatel Telecom BV
  13.25%, 5/15/08 (a)                             2,000        1,930,000
  Warrants, expiring 5/15/08 (c)                  2,000            3,000
Winstar Communications,
  Inc.
  10.00%, 3/15/08 (a)                             5,000        4,125,000
                                                             ------------
                                                              56,280,520

CONGLOMERATES-1.4%
Wesco Distribution, Inc.
  9.125%, 6/01/08 (a)                             4,000        3,560,000
Wesco International, Inc.
  11.125%, 6/01/08 (a)(b)                         3,000        1,530,000
                                                             ------------
                                                               5,090,000


6


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
CONSUMER MANUFACTURING-7.5%
AAI Fostergrant, Inc.
  10.75%, 7/15/06 (a)                           $ 5,000    $   4,700,000
Bell Sports, Inc.
  11.00%, 8/15/08 (a)                             5,000        4,800,000
E&S Holdings Corp.
  Series B
  10.375%, 10/01/06                               2,500        1,343,750
Evenflo Co., Inc.
  11.75%, 8/15/06 (a)                             3,000        2,910,000
Hedstrom Corp.
  10.00%, 6/01/07                                 1,000          975,000
Imperial Home Decorating
  Group
  11.00%, 3/15/08 (a)                             2,000        1,910,000
Ntex, Inc.
  11.50%, 6/01/06 (a)                             3,000        2,925,000
Outsourcing Services
  Group, Inc.
  10.875%, 3/01/06 (a)                            2,000        1,910,000
Samsonite Corp.,
  10.75%, 6/15/08 (a)                             5,000        3,925,000
Sweetheart Cup, Inc.
  9.625%, 9/01/00                                 2,000        1,780,000
                                                             ------------
                                                              27,178,750

ENERGY-5.5%
Bayard Drilling
  Technologies, Inc.
  11.00%, 6/30/05 (a)                             2,000        1,875,000
Chesapeake Energy Corp.
  9.625%, 5/01/05 (a)                             5,000        4,125,000
Dailey International, Inc.
  Series B
  9.50%, 2/15/08                                  1,000          810,000
Eagle Geophysical, Inc.
  10.75%, 7/15/08 (a)                             2,000        1,870,000
Gothic Energy Corp.
  Warrants, expiring 9/01/04 (c)                 14,000           14,000
Gothic Production Corp.
  Series B
  11.125%, 5/01/05                                2,000        1,610,000
Michael Petroleum Corp.
  11.50%, 4/01/05 (a)                             1,000          935,000
National Energy Group, Inc.
  Series D
  10.75%, 11/01/06                                2,000        1,270,000
Northern Offshore ASA
  10.00%, 5/15/05 (a)                             1,000          837,500
Petroleos Mexicanos
  9.25%, 3/30/18 (a)                              2,000        1,480,000
Queens Sand Resources, Inc.
  12.50%, 7/01/08 (a)                             2,000        1,895,000
Seven Seas Petroleum, Inc.
  12.50%, 5/15/05 (a)                             1,000          940,000
Southwest Royalties, Inc.
  Series B
  10.50%, 10/15/04                                2,000        1,310,000
Transamerican Energy
  Series B
  11.50%, 6/15/02                                 1,500          922,500
                                                             ------------
                                                              19,894,000

FINANCIAL-2.6%
BF Saul Real Estate
Investment Trust
  Series B
  9.75%, 4/01/08                                  1,000          930,000
Metris Companies, Inc.
  10.00%, 11/01/04                                2,000        2,080,000
Nationwide Credit, Inc.
  10.25%, 1/15/08 (a)                             2,000        1,910,000
Ocwen Asset Investment
  Corp.
  11.50%, 7/01/05 (a)                             4,000        3,540,000
Wilshire Financial Services
  Group, Inc.
  Series B
  13.00%, 8/15/04                                 1,000          955,000
                                                             ------------
                                                               9,415,000


7


PORTFOLIO OF INVESTMENTS (CONTINUED)                   ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
FOOD/BEVERAGES/TOBACCO-3.6%
Colorado Prime
  Warrants, expiring 12/31/03 (c)                   500    $       1,000
Favorite Brands
  International, Inc.
  10.75%, 5/15/06 (a)                           $ 5,000        3,675,000
Fresh Foods, Inc.
  10.75%, 6/01/06 (a)                             3,000        2,745,000
Grupo Azucarero Mexico,
  SA de CV
  11.50%, 1/15/05 (a)                             2,000        1,200,000
Mastellone Hermanos, SA
  11.75%, 4/01/08 (a)                             2,000        1,405,000
RAB Enterprises, Inc.
  10.50%, 5/01/05 (a)                             3,000        2,865,000
Specialty Foods Corp.
  Series B
  11.125%, 10/01/02                               1,500        1,301,250
                                                             ------------
                                                              13,192,250

HEALTHCARE-0.5%
Fountain View, Inc.
  11.25%, 4/15/08 (a)                             2,000        1,850,000

INDUSTRIAL-4.0%
Generac Portable
  Products LLC
  11.25%, 7/01/06 (a)                             3,000        2,977,500
Glasstech, Inc.
  Series B
  12.75%, 7/01/04                                   750          678,750
  Warrants, expiring 6/30/04 (c)                    750              937
Insilco Corp.
  10.25%, 8/15/07                                 1,000        1,010,000
Moll Industries, Inc.
  10.50%, 7/01/08 (a)                             2,000        1,875,000
Morris Materials Handling
  9.50%, 4/01/08 (a)                              2,000        1,550,000
MVE, Inc.
  12.50%, 2/15/02 (m)                             2,000        1,920,000
Penhall Acquisition Corp.
  12.00%, 8/01/06 (a)                             3,000        2,782,500
Scovill Fasteners, Inc.
  Series B
  11.25%, 11/30/07                                2,000        1,930,000
                                                             ------------
                                                              14,724,687

LEISURE/ENTERTAINMENT-3.6%
Epic Resorts LLC
  13.00%, 6/15/05 (a)                             2,500        2,387,500
  Warrants, expiring 6/15/05 (c)                  2,500               25
HMV Media Group Plc.
  10.25%, 5/15/08 (a)                             5,000        4,625,000
TVN Entertainment Corp.
  14.00%, 8/01/08 (n)                             5,000        4,750,000
V2 Music Holdings Plc.
  14.00%, 4/15/08 (a)(b)(e)                       2,500        1,225,000
                                                             ------------
                                                              12,987,525

MANUFACTURING-3.4%
Amtrol, Inc.
  10.625%, 12/31/06                               5,000        4,800,000
Dyersburg Corp.
  Series B
  9.75%, 9/01/07                                  2,000        1,730,000
Goss Graphic Systems, Inc.
  12.00%, 10/15/06                                4,500        4,072,500
Windmere-Durable
  Holdings, Inc.
  10.00%, 7/31/08                                 2,000        1,930,000
                                                             ------------
                                                              12,532,500

MEDIA-3.6%
Innova S de R.L.
  12.875%, 4/01/07                                2,000        1,565,000
Jones International
  Networks, Ltd.
  11.75%, 7/01/05 (a)                             5,000        4,737,500
Radio Unica Corp.
  11.75%, 8/01/06 (a)(b)                          4,000        2,340,000
Regional Independent
  Media Group Plc.
  10.50%, 7/01/08 (a)                             2,500        2,468,750


8


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
Source Media, Inc.
  12.00%, 11/01/04                              $ 2,000    $   1,980,000
                                                             ------------
                                                              13,091,250

METALS/MINERALS-4.3%
Acme Metals, Inc.
  10.875%, 12/15/07                               3,500        2,222,500
Centaur Mining &
  Exploration, Ltd.
  11.00%, 12/01/07                                5,000        4,625,000
DOE Run Resources Corp.
  11.25%, 3/15/05 (a)                             1,000          955,000
Ormet Corp.
  11.00%, 8/15/08 (a)                             3,000        2,865,000
P&L Coal Holdings Corp.
  9.625%, 5/15/08 (a)                             2,000        1,910,000
Pen Holdings, Inc.
  9.875%, 6/15/08 (a)                             3,000        2,925,000
                                                             ------------
                                                              15,502,500

PAPER/PACKAGING-1.4%
Millar Western Forest
  Products
  9.875%, 5/15/08 (a)                             3,000        2,325,000
Plainwell, Inc.
  11.00%, 3/01/08 (a)                             1,000          915,000
Riverwood International
  Corp.
  10.625%, 8/01/07                                1,000          915,000
Zeta Consumer Products
  11.25%, 11/30/07 (a)                            2,000          900,000
                                                             ------------
                                                               5,055,000

RESTAURANTS-2.2%
Ne Restaurant Co., Inc.
  10.75%, 7/15/08 (a)                             5,000        4,625,000
Planet Hollywood
  International, Inc.
  12.00%, 4/01/05                                 2,000        1,400,000
Romacorp, Inc.
  12.00%, 7/01/06 (a)                             2,000        1,950,000
                                                             ------------
                                                               7,975,000

RETAIL-1.2%
Discovery Zone, Inc.
  13.50%, 8/01/02                                   500          435,000
  Warrants, expiring 8/01/07 (c)                    500              125
Spin Cycle, Inc.
  12.75%, 5/01/05 (a)(b)(o)                       2,000        1,170,000
United Auto Group, Inc.
  Series A
  11.00%, 7/15/07                                 3,000        2,730,000
                                                             ------------
                                                               4,335,125

SUPERMARKETS-1.8%
Di Giorgio Corp.
  Series B
  10.00%, 6/15/07                                 2,000        1,865,000
Pantry, Inc.
  10.25%, 10/15/07                                1,000          985,000
Richmont Marketing
  Specialists, Inc.
  10.125%, 12/15/07 (a)                           4,000        3,700,000
                                                             ------------
                                                               6,550,000

TECHNOLOGY-2.4%
CHS Electronics, Inc.
  9.875%, 4/15/05                                 5,000        4,575,000
Concentric Network Corp.
  Warrants, expiring 12/15/07 (c)                 1,000            7,000
Elgar Holdings, Inc.
  9.875%, 2/01/08 (a)                             2,000        1,790,000
Phase Metrics, Inc.
  10.75%, 2/01/05 (a)                             3,000        2,250,000
                                                             ------------
                                                               8,622,000

TRANSPORTATION-1.8%
GS Superhighway Holdings
  10.25%, 8/15/07                                 1,500          738,750
Millenium Seacarriers, Inc.
  12.00%, 7/15/05 (a)(p)                          3,000        2,715,000


9


PORTFOLIO OF INVESTMENTS (CONTINUED)                   ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
MTL, Inc.
  10.00%, 6/15/06 (a)                           $ 2,000    $   1,895,000
Panoceanic Bulk Carriers,
  Ltd.
  12.00%, 12/15/07                                2,000        1,410,000
                                                             ------------
                                                               6,758,750

UTILITIES-0.5%
Cathay International, Ltd.
  13.00%, 4/15/08 (a)                             3,000        2,025,000

Total Corporate Debt Obligations
  (cost $337,361,294)                                        300,330,857

NON-CONVERTIBLE PREFERRED STOCKS-1.1%
Dobson Communications
  Corp.
  12.25% (q)                                      1,059        1,088,123
HH Acquisition Corp.
  13.50% (a)                                      3,000        2,850,000

Total Non-Convertible Preferred Stocks
  (cost $4,061,198)                                            3,938,123

TIME DEPOSIT-13.8%
Bank of New York
  5.125%, 9/01/98
  (cost $50,134,000)                             50,134       50,134,000

TOTAL INVESTMENTS-97.4%
  (cost $391,556,492)                                        354,402,980
Other assets less liabilities-2.6%                             9,575,463

NET ASSETS-100%                                            $ 363,978,443


(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1998, these securities amounted to $190,163,750 or 52.2% of net assets.

(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective.

(c)  Non-income producing security.

(d)  Consists of $2,000,000 senior notes and 1,635 shares of common stock.

(e)  Security trades with warrants expiring April 15, 2008.

(f)  Security trades with warrants expiring August 1, 2005.

(g)  Security trades with warrants expiring October 27, 2007.

(h)  Security trades with warrants expiring May 1, 2007.

(i)  Security trades with warrants expiring April 13, 2008.

(j)  Security trades with warrants expiring June 1, 2008.

(k)  Paid-in-kind (PIK) Bond.

(l)  Security trades with warrants expiring May 15, 2008.

(m)  Security trades with warrants expiring February 15, 2002.

(n)  Security trades with warrants expiring August 1, 2008.

(o)  Security trades with warrants expiring May 1, 2005.

(p)  Security trades with warrants expiring July 15, 2005.

(q)  PIK preferred, quarterly stock payments.

     See notes to financial statements.


10


STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1998                                        ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $391,556,492)        $ 354,402,980
  Cash, at value (cost $7,093,864)                                   7,094,868
  Interest receivable                                                8,195,803
  Receivable for capital stock sold                                  7,257,781
  Deferred organization expenses                                       207,819
  Total assets                                                     377,159,251

LIABILITIES
  Payable for investment securities purchased                        9,286,131
  Payable for capital stock redeemed                                 2,161,470
  Dividends payable                                                    995,927
  Distribution fee payable                                             281,067
  Advisory fee payable                                                 232,667
  Accrued expenses                                                     223,546
  Total liabilities                                                 13,180,808

NET ASSETS                                                       $ 363,978,443

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $      33,859
  Additional paid-in capital                                       394,073,918
  Distributions in excess of net investment income                    (341,284)
  Accumulated net realized gain on investments and foreign
    currency transactions                                            7,364,458
  Net unrealized depreciation of investments and foreign
    currency denominated assets and liabilities                    (37,152,508)
                                                                 $ 363,978,443

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($43,959,671/4,087,243 shares of capital stock
    issued and outstanding)                                             $10.76
  Sales charge--4.25% of public offering price                             .48
  Maximum offering price                                                $11.24

  CLASS B SHARES
  Net asset value and offering price per share
    ($269,425,908/25,065,287 shares of capital stock
    issued and outstanding)                                             $10.75

  CLASS C SHARES
  Net asset value and offering price per share
    ($48,336,522/4,496,759 shares of capital stock
    issued and outstanding)                                             $10.75

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($2,256,342/209,729 shares of capital stock
    issued and  outstanding                                             $10.76


See notes to financial statements.


11


STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1998                             ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                         $18,770,099
  Dividends                                             66,922    $ 18,837,021

EXPENSES
  Advisory fee                                       1,369,676
  Distribution fee - Class A                            70,152
  Distribution fee - Class B                         1,329,240
  Distribution fee - Class C                           249,621
  Transfer agency                                      186,169
  Registration                                         137,014
  Administrative                                       132,015
  Custodian                                            113,198
  Audit and legal                                       67,229
  Amortization of organization expenses                 57,123
  Printing                                              30,442
  Directors' fees                                       19,561
  Miscellaneous                                          2,669
  Total expenses                                     3,764,109
  Less: expenses waived and reimbursed
    by the Adviser (See Note B)                        (44,000)
  Net expenses                                                       3,720,109
  Net investment income                                             15,116,912

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions                       8,237,360
  Net realized loss on foreign currency
    transactions                                                       (45,958)
  Net change in unrealized appreciation of:
    Investments                                                    (38,676,674)
    Foreign currency denominated assets and
      liabilities                                                        1,004
  Net loss on investments and foreign currency
    transactions                                                   (30,484,268)

 DECREASE IN NET ASSETS FROM OPERATIONS                           $(15,367,356)


See notes to financial statements.


12


STATEMENT OF CHANGES IN NET ASSETS                     ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                                                YEAR ENDED    APRIL 22, 1997(A)
                                                 AUGUST 31,          TO
                                                   1998       AUGUST 31, 1997
                                               ------------  ------------------

INCREASE (DECREASE)IN NET ASSETS
FROM OPERATIONS
  Net investment income                       $ 15,116,912          $   701,404
  Net realized gain on investments and
    foreign currency transactions                8,191,402              307,747
  Net change in unrealized appreciation
    of investments and foreign currency
  denominated assets and liabilities           (38,675,670)           1,523,162
  Net increase (decrease) in net assets
    from operations                            (15,367,356)           2,532,313

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
  Class A                                       (2,079,155)            (100,429)
  Class B                                      (10,873,437)            (573,256)
  Class C                                       (2,039,187)             (97,883)
  Advisor Class                                   (125,133)              (9,165)
  Distributions in excess of net
    investment income
  Class A                                           (4,665)                  -0-
  Class B                                         (171,932)                  -0-
  Class C                                          (38,955)                  -0-
  Advisor Class                                       (445)                  -0-
  Net realized gain on investments
  Class A                                         (138,240)                  -0-
  Class B                                         (888,367)                  -0-
  Class C                                         (148,083)                  -0-
  Advisor Class                                     (5,959)                  -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                 338,777,324           55,230,153
  Total increase                               306,896,410           56,981,733

NET ASSETS
  Beginning of period                           57,082,033              100,300
  End of period                               $363,978,443          $57,082,033


(a)  Commencement of operations.

     See notes to financial statements.


13


NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998                                        ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance High Yield Fund, Inc. (the "Fund") was incorporated in the state of Maryland on December 19, 1996 as a diversified, open-end management investment company. Prior to commencement of operations on April 22, 1997, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 10 shares each of Class A, Class B and Class C and 10,000 shares of Advisor Class for the aggregate amount of $100 each on Class A, Class B and Class C shares and $100,000 on the Advisor Class shares on February 26, 1997. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the United States over-the-counter market and securities listed on a national securities exchange whose primary market is believed to be over-the-counter are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign exchange gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and forward currency exchange contracts, holding of foreign currencies, exchange gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at year end exchange


14


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

rates are reflected as a component of net unrealized depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. ORGANIZATION EXPENSES
Organization costs of $285,600 have been deferred and are being amortized on a straight-line basis through April, 2002.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Dividend income is recorded on ex-dividend date. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discount as adjustment to interest income.

6. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that each class's transfer agent fees and distribution fees, if any, are charged only against the assets of that class.

7. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign currency losses, resulted in a net increase in accumulated net realized gain on investments and foreign currency transactions and a corresponding increase in distributions in excess of net investment income. This reclassification had no affect on net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .75 of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the year ended August 31, 1998, the Adviser voluntarily agreed to waive its fees in the amount of $44,000 for such services.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $130,783 for the year ended August 31, 1998.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $44,762 from the sale of Class A shares, and $251,624 and $48,433 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the year ended August 31, 1998.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to the Class B and Class C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily


15


NOTES TO FINANCIAL STATEMENTS (CONTINUED)              ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $11,190,075 and $523,224, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) aggregated $811,386,580 and $531,514,874, respectively, for the year ended August 31, 1998. There were no purchases or sales of U.S. government or government agency obligations for the year ended August 31, 1998.

At August 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $299,293 and gross unrealized depreciation of investments was $37,452,805, resulting in net unrealized depreciation of $37,153,512 (excluding foreign currency transactions).


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                                      APRIL 22,                     APRIL 22,
                      YEAR ENDED      1997(A)      YEAR ENDED       1997(A)
                         AUG. 31,        TO          AUG. 31,          TO
                          1998     AUG. 31, 1997      1998       AUG. 31, 1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            5,027,959       662,265   $  59,133,579    $  7,166,202
Shares issued in
  reinvestment of
  dividends and
  distributions          112,980         5,192       1,324,915          57,153
Shares converted
  from Class B            64,645           800         748,102           8,899
Shares redeemed       (1,645,740)     (140,868)    (19,212,486)     (1,561,101)
 Net increase           3,559,844       527,389   $  41,994,110   $   5,671,153

CLASS B
Shares sold           24,230,640     3,983,130    $284,787,774    $ 43,164,351
Shares issued
  in reinvestment
  of dividends and
  distributions          344,031        13,930       4,028,181         153,591
Shares converted
  to Class A             (64,645)         (800)       (748,102)         (8,899)
Shares redeemed       (3,322,484)     (118,525)    (38,535,879)     (1,302,901)
Net increase          21,187,542     3,877,735    $249,531,974    $ 42,006,142


(a)  Commencement of operations.


16


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                                      APRIL 22,                     APRIL 22,
                       YEAR ENDED      1997(A)      YEAR ENDED       1997(A)
                         AUG. 31,        TO          AUG. 31,          TO
                          1998     AUG. 31, 1997      1998       AUG. 31, 1997
                     ------------  ------------  --------------  --------------
CLASS C
Shares sold            6,268,114       708,988    $ 73,913,613    $  7,691,629
Shares issued
  in reinvestment
  of dividends and
  distributions           74,074         3,959         868,654          43,572
Shares redeemed       (2,523,883)      (34,503)    (29,681,577)       (378,081)
Net increase           3,818,305       678,444    $ 45,100,690    $  7,357,120

ADVISOR CLASS
Shares sold              224,696        18,485    $  2,660,506    $    193,285
Shares issued
  in reinvestment
  of dividends and
  distributions            8,780           380         103,247           4,153
Shares redeemed          (52,458)         (154)       (613,203)         (1,700)
Net increase             181,018        18,711    $  2,150,550    $    195,738


NOTE F: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended August 31, 1998.


(a)  Commencement of operations.


17


FINANCIAL HIGHLIGHTS                                   ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                           CLASS A
                                               --------------------------------
                                                                  APRIL 22,
                                                                   1997(A)
                                               YEAR ENDED            TO
                                               AUGUST 31,         AUGUST 31,
                                                  1998               1997
                                               ----------         ----------
Net asset value, beginning of period             $11.17              $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                          1.03                 .37
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                     (.27)               1.15
Net increase in net asset value from
  operations                                        .76                1.52

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              (1.02)               (.35)
Distributions in excess of net investment
  income                                           (.01)                 -0-
Distributions from net realized gains              (.14)                 -0-
Total dividends and distributions                 (1.17)               (.35)
Net asset value, end of period                   $10.76              $11.17

TOTAL RETURN
Total investment return based on net
  asset value (c)                                  6.42%              15.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)       $43,960              $5,889
Ratio to average net assets:
  Expenses, net of waivers/reimbursements          1.43%               1.70%(d)
  Expenses, before waivers/reimbursements          1.46%               3.11%(d)
  Net investment income, net of waivers/
    reimbursements                                 8.89%               8.04%(d)
Portfolio turnover rate                             311%                 73%


See footnote summary on page 21.


18


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                        CLASS B
                                               ----------------------------
                                                                  APRIL 22,
                                                                   1997(A)
                                               YEAR ENDED            TO
                                               AUGUST 31,         AUGUST 31,
                                                  1998               1997
                                               ----------         ----------
Net asset value, beginning of period             $11.17              $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                           .96                 .31
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                     (.28)               1.19
Net increase in net asset value from
  operations                                        .68                1.50

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income               (.95)               (.33)
Distributions in excess of net investment
  income                                           (.01)                 -0-
Distributions from net realized gains              (.14)                 -0-
Total dividends and distributions                 (1.10)               (.33)
Net asset value, end of period                   $10.75              $11.17

TOTAL RETURN
Total investment return based on net
  asset value (c)                                  5.69%              15.07%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)      $269,426             $43,297
Ratio to average net assets:
  Expenses, net of waivers/reimbursements          2.13%               2.40%(d)
  Expenses, before waivers/reimbursements          2.16%               3.85%(d)
  Net investment income, net of waivers/
    reimbursements                                 8.18%               7.19%(d)
Portfolio turnover rate                             311%                 73%


See footnote summary on page 21.


19


FINANCIAL HIGHLIGHTS (CONTINUED)                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                        CLASS C
                                               ----------------------------
                                                                 APRIL 22,
                                                                   1997(A)
                                               YEAR ENDED            TO
                                               AUGUST 31,         AUGUST 31,
                                                  1998               1997
                                               ----------         ----------
Net asset value, beginning of period             $11.17              $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                           .96                 .32
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                     (.28)               1.18
Net increase in net asset value from
  operations                                        .68                1.50

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income               (.95)               (.33)
Distributions in excess of net investment
  income                                           (.01)                 -0-
Distributions from net realized gains              (.14)                 -0-
Total dividends and distributions                 (1.10)               (.33)
Net asset value, end of period                   $10.75              $11.17

TOTAL RETURN
Total investment return based on net
  asset value (c)                                  5.69%              15.07%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)       $48,337              $7,575
Ratio to average net assets:
  Expenses, net of waivers/reimbursements          2.13%               2.40%(d)
  Expenses, before waivers/reimbursements          2.16%               3.84%(d)
  Net investment income, net of waivers/
    reimbursements                                 8.17%               7.24%(d)
Portfolio turnover rate                             311%                 73%


See footnote summary on page 21.


20


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                     ADVISOR CLASS
                                            ------------------------------
                                                                  APRIL 22,
                                                                   1997(A)
                                              YEAR ENDED            TO
                                               AUGUST 31,         AUGUST 31,
                                                  1998               1997
                                               ----------         ----------
Net asset value, beginning of period             $11.17              $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                          1.11                 .40
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                     (.32)               1.13
Net increase in net asset value from
  operations                                        .79                1.53

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              (1.05)               (.36)
Distributions in excess of net investment
  income                                           (.01)                 -0-
Distributions from net realized gains              (.14)                 -0-
Total dividends and distributions                 (1.20)               (.36)
Net asset value, end of period                   $10.76              $11.17

TOTAL RETURN
Total investment return based on net
  asset value (c)                                  6.68%              15.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)        $2,256                $321
Ratio to average net assets:
  Expenses, net of waivers/reimbursements          1.14%               1.40%(d)
  Expenses, before waivers/reimbursements          1.16%               2.82%(d)
  Net investment income, net of waivers/
  reimbursements                                   9.25%               8.20%(d)
Portfolio turnover rate                             311%                 73%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.


21


REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                                   ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
ALLIANCE HIGH YIELD FUND, INC.

We have audited the accompanying statement of assets and liabilities of Alliance High Yield Fund, Inc. (the "Fund"), including the portfolio of investments, as of August 31, 1998, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and for the period from April 22, 1997 (commencement of operations) to August 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance High Yield Fund, Inc. at August 31, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from April 22, 1997 to August 31, 1997, in conformity with generally accepted accounting principles.


New York, New York
October 7, 1998


22


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
NELSON JANTZEN, SENIOR VICE PRESIDENT
WAYNE C. TAPPE, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672


(1)  Member of the Audit Committee.


23


ALLIANCE HIGH YIELD FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

HYFAR